Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textuals)
Cash flow note balance	$ 40,000
Related party payment	$ 10,000
LightTouch Vein & Laser Inc [Member]
Related Party Transactions (Textuals)
Related party transaction rate		18.00%	18.00%
Related party transaction total				$ 148,739	$ 115,564
related party accrued interest				$ 52,016	$ 38,779